Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jan. 27, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Eaton Vance Core Plus Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Core Plus Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Core Plus Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX
Eaton Vance AMT-Free Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMBX
Eaton Vance AMT-Free Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EBMBX
Eaton Vance AMT-Free Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMBX
Eaton Vance AMT-Free Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EVMBX